Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfwistxfrfd-20161110_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUS
OF
WELLS FARGO MUNICIPAL INCOME FUNDS
For
Wells Fargo Wisconsin Tax-Free Fund (the "Fund")
Effective immediately, the table entitled "Average Annual Total Returns" in the Fund's prospectus is replaced with the following:

Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/31/2008	-1.99%	3.14%	3.48%
Class C (before taxes)	12/26/2002	0.90%	3.33%	3.17%
Class C (after taxes on distributions)	12/26/2002	0.90%	3.20%	3.05%
Class C (after taxes on distributions and the sale of Fund Shares)	12/26/2002	1.17%	3.01%	2.96%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		3.30%	5.35%	4.72%
Barclays Municipal Bond: Wisconsin Index (reflects no deduction for fees, expenses, or taxes)		3.18%	4.85%	4.81%

1.
Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the Investor Class shares). If these expenses had not been included, returns would be higher. Performance shown reflects calendar year total returns for Class C shares, rather than Class A shares, because Class C shares have the longest period of annual returns.

(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Wisconsin Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)	[1]
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Wisconsin Tax-Free Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Wisconsin Tax-Free Fund) | Barclays Municipal Bond: Wisconsin Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.18%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	4.81%
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Wisconsin Tax-Free Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.99%)
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Wisconsin Tax-Free Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.90%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	3.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2002
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Wisconsin Tax-Free Fund) | Class C | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.90%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2002
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Wisconsin Tax-Free Fund) | Class C | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.17%
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	2.96%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2002

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the Investor Class shares). If these expenses had not been included, returns would be higher. Performance shown reflects calendar year total returns for Class C shares, rather than Class A shares, because Class C shares have the longest period of annual returns.